UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Schedule of investments Delaware Select Growth Fund	January 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.43%✧
Consumer Discretionary – 26.65%
Coupons.com †	1,253,124	$17,944,736
DineEquity @	347,362	37,080,894
Discovery Communications Class A †	307,071	8,900,453
Discovery Communications Class C †	323,707	9,024,951
Dunkin’ Brands Group	141,500	6,694,365
eBay †	512,367	27,155,451
InterContinental Hotels Group	51,148	2,039,800
L Brands	136,827	11,579,669
Las Vegas Sands	20,125	1,094,196
Liberty Interactive Class A †	845,101	23,121,963
Liberty Ventures Class A †	54,493	2,035,314
NIKE Class B	13,225	1,220,006
Outfront Media	746,626	21,166,847
Priceline Group †	21,395	21,597,825
Restoration Hardware Holdings †	13,100	1,146,643
Sally Beauty Holdings †	765,967	23,806,254
Shutterstock †	290,971	16,378,758
Start Today	657,098	13,284,354
Ulta Salon Cosmetics & Fragrance †	82,345	10,864,599
Wynn Resorts	41,875	6,195,406
		262,332,484
Consumer Staples – 2.84%
Walgreens Boots Alliance	379,433	27,983,184
		27,983,184
Energy – 5.91%
Core Laboratories	188,900	17,520,475
EOG Resources	266,820	23,754,985
Kinder Morgan	130,432	5,354,234
Williams	262,640	11,519,390
		58,149,084
Financial Services – 16.79%
Affiliated Managers Group †	59,625	12,254,130
CME Group	48,725	4,156,243
Crown Castle International	262,194	22,682,403
Equity Commonwealth	1,370,322	36,107,985
Heartland Payment Systems @	236,825	11,786,780
IntercontinentalExchange	50,800	10,451,084
Japan Exchange Group	49,216	1,145,474
MasterCard Class A	202,925	16,645,938
MSCI Class A	282,575	15,208,187

NQ-316 [1/15] 3/15 (14102)     1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Financial Services (continued)
Visa Class A	74,575	$19,009,913
WisdomTree Investments	906,529	15,791,735
		165,239,872
Healthcare – 12.24%
ABIOMED @†	253,175	13,099,275
Allergan	148,825	32,631,370
athenahealth †	48,875	6,828,326
Celgene †	397,221	47,332,854
Novo Nordisk ADR	209,250	9,324,180
Perrigo	30,425	4,616,690
Valeant Pharmaceuticals International †	41,790	6,685,146
		120,517,841
Materials & Processing – 0.12%
Syngenta ADR	18,325	1,192,591
		1,192,591
Producer Durables – 7.39%
Edenred	107,802	3,098,026
Expeditors International of Washington	182,566	7,974,483
Experian	117,712	2,074,346
Graco	38,500	2,742,740
Intertek Group	126,275	4,349,323
Kone Class B	35,237	1,589,125
Localiza Rent a Car	118,350	1,539,821
Zebra Technologies †	591,809	49,392,379
		72,760,243
Technology – 26.07%
Adobe Systems †	185,025	12,975,803
Amadeus IT Holding	174,188	6,985,063
Arista Networks †	71,460	4,510,555
Baidu ADR †	65,658	14,308,191
Electronic Arts †	276,150	15,149,589
Ellie Mae †	88,125	3,898,650
Equinix	74,748	16,209,851
Google Class A †	22,775	12,242,701
Google Class C †	22,925	12,253,871
Intuit	76,375	6,630,878
Kakaku.com	777,762	11,004,267
LendingClub †	831,565	15,608,475
Logitech International Class R	741,629	10,903,895
Microsoft	1,135,007	45,854,283
NIC @	421,241	6,916,777

2     NQ-316 [1/15] 3/15 (14102)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Technology (continued)
QUALCOMM	380,224	$23,748,791
VeriFone Systems †	588,176	18,462,845
Yelp †	361,734	18,980,183
		256,644,668
Utilities – 1.42%
j2 Global @	243,610	13,992,958
		13,992,958
Total Common Stock (cost $753,167,123)		978,812,925

	Principal amount°
Short-Term Investments – 0.48%
Discount Notes – 0.20%≠
Federal Home Loan Bank
0.056% 4/8/15	482,844	482,816
0.065% 4/20/15	282,907	282,888
0.07% 4/6/15	484,691	484,663
0.08% 3/18/15	279,799	279,793
0.085% 3/27/15	464,717	464,705
		1,994,865
Repurchase Agreements – 0.28%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $1,016,836 (collateralized by U.S.
government obligations 0.000%-7.875%
2/26/15-8/15/40; market value $1,037,170)	1,016,833	1,016,833
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $677,892 (collateralized by U.S.
government obligations 0.75%-3.875%
6/30/16-8/15/40; market value $691,447)	677,889	677,889
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $1,022,746 (collateralized by U.S.
government obligations 0.000%-2.125%
7/31/16-5/15/29; market value $1,043,196)	1,022,741	1,022,741
		2,717,463
Total Short-Term Investments (cost $4,712,183)		4,712,328

Total Value of Securities – 99.91%
(cost $757,879,306)		983,525,253

Receivables and Other Assets Net of Liabilities – 0.09%		845,394
Net Assets – 100.00%		$984,370,647

NQ-316 [1/15] 3/15 (14102) 3

Schedule of investments
Delaware Select Growth Fund (Unaudited)

@	Illiquid security. At Jan. 31, 2015, the aggregate value of illiquid securities was $82,876,684, which represents 8.42% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(43,000,004)	USD	363,089	2/3/15	$(3,164)
						$(3,164)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
JPY – Japanese Yen
USD – United States Dollar

4     NQ-316 [1/15] 3/15 (14102)

Notes Delaware Select Growth Fund	January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-316 [1/15] 3/15 (14102)     5

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$247,008,330	$15,324,154	$262,332,484
Consumer Staples	27,983,184	—	27,983,184
Energy	58,149,084	—	58,149,084
Financial Services	164,094,398	1,145,474	165,239,872
Healthcare	120,517,841	—	120,517,841
Materials & Processing	1,192,591	—	1,192,591
Producer Durables	61,649,423	11,110,820	72,760,243
Technology	227,751,443	28,893,225	256,644,668
Utilities	13,992,958	—	13,992,958
Short-Term Investments	—	4,712,328	4,712,328
Total	$922,339,252	$61,186,001	$983,525,253
Foreign Currency Exchange Contracts	$—	$(3,164)	$(3,164)

6     NQ-316 [1/15] 3/15 (14102)

(Unaudited)

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-316 [1/15] 3/15 (14102)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: